Income Taxes - Components of Income Tax Expense Table (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Current Income Tax Expense (Benefit) [Abstract]
Federal income tax expense (benefit)	$ 15,890		$ 10,580		$ 20,253
State income tax expense	524		1,534		1,856
Total current income tax expense (benefit)	16,414		12,114		22,109
Deferred Income Tax Expense (Benefit) [Abstract]
Federal income tax expense (benefit)	2,464		9,709		696
State income tax expense (benefit)	140		(121)		(646)
Total deferred income tax expense (benefit)	2,604	[1]	9,588	[1]	50	[1]
Total income tax expense	$ 19,018	[1]	$ 21,702	[1]	$ 22,159	[1]

[1]	Financial information for the year ended December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information for the years ended December 31, 2010 and 2009, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.